Trade and Other Payables - Summary of Trade and Other Payables (Detail) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade accounts payable	$ 222.6	$ 367.1
Employee and payroll liabilities	263.3	248.8
Accrued liabilities	81.3	88.7
Trade and other payables	$ 567.2	$ 704.6